Stockholders’ Deficit (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation
Total stock-based compensation expense is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Research and development	$1,740	$1,171
General and administrative	20,839	4,336
Operations and support	2,516	1,710
Sales and marketing	152	6
Total stock-based compensation expense	$25,247	$7,223

Schedule of Key Assumptions used to Determine Fair Value of Stock Options
The following table summarizes the key assumptions used to determine the fair value of Sonder’s stock options granted to employees, non-employees, officers, and directors:

	Years Ended December 31,
	2021	2020
Expected term (in years)	3.99 - 4.02	5.79
Expected volatility	63% - 64%	63% - 69%
Dividend yield	—%	—%
Risk-free interest rate	0.4% - 1.0%	0.4% - 1.5%
Weighted-average grant-date fair value per share	$4.54 - $6.59	$2.51 - $2.77

Schedule of Option Activity
Option activity under Sonder’s plans was as follows (in thousands, except per share and term in years):

	Options Outstanding
	Number of Options	Weighted-Average Exercise Price per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance as of December 31, 2020	12,803	$3.02	7.97	$19,219
Grants	10,765	$10.28
Exercises	(1,441)	$2.66
Forfeited	(1,594)	$9.47
Canceled	(668)	$3.18
Balance as of December 31, 2021	19,865	$7.31	8.48	$107,556
As of December 31, 2021
Options vested and exercisable	6,629	$4.26	7.25	$56,079
Options vested and expected to vest	19,865	$7.31	8.48	$107,556